Capital Management - Summary of Capital Management (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Apr. 23, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Capital Management [Abstract]
Warrant liability	$ 11,640
Lease liabilities	33,452	$ 38,237		$ 42,701
Long-term debt	40,532	8,834	$ 141,536		$ 125,804
Total equity	15,012	94,934			$ (63,146)	$ 143,541
Cash and cash equivalents	(45,075)	(61,285)
Total capital	$ 55,561	$ 80,720